Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Notes Payable [Abstract]
Schedule of notes payable
	Outstanding Principal as of
	September 30, 2022	December 31, 2021	Interest Rate	Maturity Date
Seller’s Choice Note	$-	$660,000	30%	September 2020
The April 2020 PPP Loan Agreement	198,577	198,577	1%	May 2022
The First December 2021 Loan Agreement	47,990	185,655	10%	June 2023
The Second December 2021 Loan Agreement	-	313,979	14%	June 2022
First Denver Bodega LLC Loan	44,008	-	5%	March 2025
The Third May 2022 Loan Agreement	16,169	-	-%	November 2022
The Fourth May 2022 Loan Agreement	30,558	-	-%	November 2022
The First August 2022 Loan Agreement	129,634	-	14%	November 2022
The Second August 2022 Loan Agreement	646,100	-	-%	January 2023
The First September 2022 Loan Agreement	87,884	-	-%	September 2023
The Second September 2022 Loan Agreement	848,625	-	-%	May 2023
The Third September 2022 Loan Agreement	351,964	-	-%	April 2023
	2,401,509	1,358,211
Less: Debt Discount	(614,410)	(15,547)
Less: Debt Issuance Costs	-	-
	1,787,099	1,342,664
Less: Current Debt	(1,758,179)	(1,278,672)
Total Long-Term Debt	$28,920	$63,992

	Outstanding Principal as of
	December 31, 2021	December 31, 2020	Interest Rate	Maturity Date
Seller’s Choice Note	$660,000	$660,000	30%	September 2020
The May 2020 PPP Loan Agreement	-	412,500	1%	April 2022
The April 2020 PPP Loan Agreement	198,577	282,432	1%	May 2022
The October 2020 Loan Agreement	-	55,928	14%	July 2021
The November 2020 Loan Agreement	-	23,716	14%	May 2021
The February 2021 Loan Agreement	-	-	14%	July 2021
The July 2021 Loan Agreement	-	-	10%	October 2022
The First December 2021 Loan Agreement	185,655	-	10%	June 2023
The Second December 2021 Loan Agreement	313,979	-	14%	June 2022
	1,358,211	1,434,576
Less: Debt Discount	(15,547)	-
Less: Debt Issuance Costs	-	-
	1,342,664	1,434,576
Less: Current Debt	(1,278,672)	(1,221,539)
Total Long-Term Debt	$63,992	$213,037